Form N-1A Cover	Apr. 17, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	LISTED FUNDS TRUST
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 20, 2026
Prospectus Date	Apr. 21, 2026